Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Sales	$ 386,013	$ 361,374	$ 470,170
Cost of sales	124,032	140,688	146,853
Gross profit	261,981	220,686	323,317
Selling, general and administrative expenses	332,979	420,922	598,250
Provision for credit losses	4,144	12,306	2,638
Research and development expenses	216,180	270,661	350,187
Loss on disposal and impairment of property, plant and equipment	137,235	30,279	108,722
Loss on impairment of intangible assets	49,922	0	0
Loss on impairment of goodwill	15,686	0	0
Government grants recognized in income	(4,035)	(7,947)	(22,497)
Total operating expenses	752,111	726,221	1,037,300
Operating loss	(490,130)	(505,535)	(713,983)
Interest and financing expenses	(9,819)	(5,637)	(4,941)
Interest income	33,281	29,073	87,122
Share of losses from equity method investments	(4,036)	(2,700)	(11,461)
Other income, net	208,602	527,636	558,776
(Loss) income before income taxes	(262,102)	42,837	(84,487)
Income tax benefit (expense)	63,266	(2,181)	(36,371)
Net (loss) income	(198,836)	40,656	(120,858)
Less: net loss attributable to non-controlling interests	(139,156)	(50,249)	(107,367)
Net (loss) income attributable to common shareholders of Sinovac	$ (59,680)	$ 90,905	$ (13,491)
Earnings (loss) per share
Basic net (loss) income per share	$ (0.83)	$ 1.27	$ (0.19)
Diluted net (loss) income per share	$ (0.83)	$ 1.27	$ (0.19)
Weighted average number of shares of common stock outstanding
– Basic	71,860,702	71,860,702	71,830,233
– Diluted	71,860,702	71,860,702	71,850,096
Net (loss) income	$ (198,836)	$ 40,656	$ (120,858)
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	273,972	(223,857)	(277,710)
Unrealized gain (loss) on available-for-sale investments	6,729	(10,619)	8,779
Comprehensive income (loss)	81,865	(193,820)	(389,789)
Less: comprehensive loss attributable to non-controlling interests	(53,009)	(140,337)	(214,146)
Comprehensive income (loss) attributable to shareholders of Sinovac	$ 134,874	$ (53,483)	$ (175,643)